Non-consolidated variable interest entities (Tables)	12 Months Ended
Dec. 31, 2019
FNMA, GNMA, FHLMC VIE
Carrying Amount and Classification of Assets Related to the Corporation's Variable Interests in Non-Consolidated VIEs and Maximum Exposure to Loss
(In thousands)	December 31, 2019	December 31, 2018
Assets
Servicing assets:
Mortgage servicing rights	$115,718	$136,280
Total servicing assets	$115,718	$136,280
Other assets:
Servicing advances	$29,212	$37,988
Total other assets	$29,212	$37,988
Total assets	$144,930	$174,268
Maximum exposure to loss	$144,930	$174,268

Corporate Joint Venture
Carrying Amount and Classification of Assets Related to the Corporation's Variable Interests in Non-Consolidated VIEs and Maximum Exposure to Loss
	PRLP 2011 Holdings, LLC		PR Asset Portfolio 2013-1 International, LLC
(In thousands)	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Assets
Other assets:
Equity investment	$6,306	$6,469	$3,333	$5,794
Total assets	$6,306	$6,469	$3,333	$5,794
Liabilities
Deposits	$(3)	$(2,566)	$(5,081)	$(7,994)
Total liabilities	$(3)	$(2,566)	$(5,081)	$(7,994)
Total net assets	$6,303	$3,903	$(1,748)	$(2,200)
Maximum exposure to loss	$6,303	$3,903	$-	$-